CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 85,424	$ 12,303	¥ 22,621	¥ (59,814)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	510	73	262	388
Inventory write-down	38,759	5,582	21,125	12,497
Share-based compensation	34,185	4,924	25,195	84,963
Depreciation and amortization	35,880	5,168	23,145	13,252
Deferred income tax	1,483	214	(13,815)
Loss on disposal of property and equipment	906	130	880	271
Gain on disposal of investment			(9,674)
Share of loss in equity method investment			10,236
Exchange (gain) loss	(320)	(46)	124	2,650
Changes in operating assets and liabilities:
Accounts receivable	(260,545)	(37,526)	(135,542)	(123,456)
Inventories	(16,483)	(2,374)	(112,494)	(122,128)
Advances to suppliers	(40,589)	(5,846)	15,072	(10,671)
Prepayments and other current assets	(1,879)	(271)	(70,832)	(16,866)
Amounts due from related parties	(1,207)	(174)	(22,416)	(8,023)
Other non-current assets	(1,062)	(153)	(11,389)	(994)
Accounts payable	65,352	9,413	170,486	126,561
Notes payable	84,052	12,106	1,088	17,000
Income tax payables	8,018	1,155	5,597	1,889
Accrued expenses and other current liabilities	(19,043)	(2,742)	82,533	15,993
Net cash provided by (used in) operating activities	13,441	1,936	2,202	(66,488)
Cash flows from investing activities:
Purchases of property and equipment	(76,114)	(10,963)	(46,470)	(19,760)
Purchase of short term investment			(50,000)
Disposal of short term investment	10,000	1,440
Additions of intangible assets	(16,077)	(2,316)	(11,991)	(9,331)
Investment in cost method investees	(6,750)	(972)	(7,682)
Payment for an equity method investee	0		(10,562)
Cash disposed upon deconsolidation of a subsidiary	(26,240)	(3,779)
Consideration of partial disposal of equity method investment			10,000
Increase in restricted cash	(2,688)	(387)	(10,244)	(1,900)
Loan to a cost method investee	(1,560)	(225)
Cash acquired upon consolidation of VIE				446
Net cash used in investing activities	(119,429)	(17,202)	(126,949)	(30,545)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon public offering	253,678	36,537	784,350
Payment for public offering costs	(15,644)	(2,253)	(77,289)	(2,128)
Proceeds from short-term borrowings				160,000
Repayments of short-term borrowings				(160,000)
Proceeds from amounts due to related parties				68,941
Capital contribution from noncontrolling interests	14,063	2,026	0	0
Repayment of amounts due to related parties				(61,472)
Proceeds from shareholders’ payment for ordinary shares				17
Proceeds from issuance of convertible redeemable preferred shares				145,746
Proceeds from exercises of share options	3,943	568	161
Payment for ordinary shares repurchase	(45,321)	(6,528)	(13,958)
Advances for ordinary shares repurchase			(5,521)
Net cash provided by financing activities	210,719	30,350	687,743	151,104
Net increase in cash and cash equivalents	104,731	15,084	562,996	54,071
Cash and cash equivalents, beginning of year	787,257	113,389	206,391	154,156
Effect of exchange rate changes on cash and cash equivalents	25,331	3,648	17,870	(1,836)
Cash and cash equivalents, end of year	917,319	132,121	787,257	206,391
Supplemental disclosure of cash flow information:
Cash paid for interest				1,552
Cash paid for income tax	7,330	1,056	2,196	23
Supplemental disclosures of non-cash financing activities:
Unpaid public offering costs	¥ 8,562	$ 1,234	¥ 1,545